Exhibit 99.1

						Exhibit B of Servicing Agreement

Semi-Annual Servicer’s Certificate
AEP Texas Inc., as Servicer
AEP Texas Central Transition Funding III LLC

Pursuant to Section 4.01(c)(ii) of the Transition Property Servicing Agreement dated as of March 14, 2012
(the "Agreement") between AEP Texas Inc., as Servicer and AEP Texas Central Transition Funding III LLC,
as Note Issuer, the Servicer does hereby certify as follows:

Capitalized terms used herein have their respective meanings as set forth in the Agreement.
References herein to certain sections and subsections are references to the respective sections of the Agreement.

		Collection Periods:	Dec-2018	to	May-2019
		Payment Date:	6/3/2019

1.	Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

	i.	Remittances for the 12/18 Collection Period (1)				5,792,151.09
	ii.	Remittances for the 01/19 Collection Period				4,589,857.42
	iii.	Remittances for the 02/19 Collection Period				5,178,537.01
	iv.	Remittances for the 03/19 Collection Period				5,250,970.64
	v.	Remittances for the 04/19 Collection Period				5,157,551.94
	vi.	Remittances for the 05/19 Collection Period (2)				5,298,714.58
	vii.	Investment Earnings on Collection Account
		viii.	Investment Earnings on Capital Subaccount			45,062.56
		ix.	Investment Earnings on Excess Funds Subaccount			40,621.70
		x.	Investment Earnings on General Subaccount			192,254.66
	xiv.	General Subaccount Balance (sum of i through xiii above)				31,545,721.60

	xi.	Excess Funds Subaccount Balance as of Prior Payment Date				3,790,810.87
	xii.	Capital Subaccount Balance as of Prior Payment Date				4,000,000.00
	xvii.	Collection Account Balance (sum of xiv through xvi above)				39,336,532.47

	(1) December remittances include the previous year's true-up, which was settled in January 2019
	(2) May remittances do not include the previous year's true-up, which will be settled in June 2019.

					Exhibit B of Servicing Agreement

2.	Outstanding Amounts as of Prior Payment Date:

	i.	Tranche A-1 Outstanding Amount				0.00
	ii.	Tranche A-2 Outstanding Amount				91,885,995.00
	iii.	Tranche A-3 Outstanding Amount				311,900,000.00
	iv.	Aggregate Outstanding Amount of all Tranches of Notes				403,785,995.00

		{Add Other Series as applicable}

	v.	Aggregate Outstanding Amount of all Tranches of Notes				403,785,995.00

3.	Required Funding/Payments as of Current Payment Date:

						Principal
		Tranche				Due
	i.	Tranche A-1				0.00
	ii.	Tranche A-2				28,241,255.00
	iii.	Tranche A-3				0.00
	iv.	For all Tranches of Notes				28,241,255.00

		{Add Other Series as applicable}

			Interest	Days in Interest	Principal
		Tranche	Rate	Period (1)	Balance	Interest Due
	v.	Tranche A-1	0.88%	180	0.00	0.00
	vi.	Tranche A-2	1.98%	180	91,885,995.00	908,017.40
	vii.	Tranche A-3	2.84%	180	311,900,000.00	4,436,621.55
	viii.	For all Tranches of Notes				5,344,638.95

		{Add Other Series as applicable}
					Required Level	Funding Required

	ix.	Capital Subaccount			4,000,000.00	0.00
					4,000,000.00	0.00

Notes:
1. On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.

			Exhibit B of Servicing Agreement

4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e)
of Indenture:

i.	Trustee Fees and Expenses			54,811.95
ii.	Servicing Fee			200,000.00
iii.	Administration Fee			50,000.00
iv.	Operating Expenses			0.00
v.	Semi-Annual Interest (including any past-due for prior periods)			5,344,638.95
			Per $1000 of Original
	Tranche	Aggregate	Principal Amount

1.	Tranche A-1 Interest Payment	0.00	$0.0000
2.	Tranche A-2 Interest Payment	908,017.40	$5.0389
3.	Tranche A-3 Interest Payment	4,436,621.55	$14.2245
		5,344,638.95
	{Add Other Series as applicable}

vi.	Principal Due and Payable as a Result of Event of Default or on Final			0.00
	Maturity Date
			Per $1000 of Original
	Tranche	Aggregate	Principal Amount

1.	Tranche A-1 Principal Payment	0.00	$0.0000
2.	Tranche A-2 Principal Payment	0.00	$0.0000
3.	Tranche A-3 Principal Payment	0.00	$0.0000
		0.00
	{Add Other Series as Applicable}

vii.	Semi-Annual Principal			28,241,255.00
			Per $1000 of Original
	Tranche	Aggregate	Principal Amount

1.	Tranche A-1 Principal Payment	0.00	$0.0000
2.	Tranche A-2 Principal Payment	28,241,255.00	$156.7217
3.	Tranche A-3 Principal Payment	0.00	$0.0000
		28,241,255.00
	{Add Other Series as Applicable}

			Exhibit B of Servicing Agreement

4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e)
	of Indenture (continued):

	viii.	Funding of Capital Subaccount (to required level)	4,000,000.00
	ix.	Investment Earnings on Capital Subaccount Released to Note Issuer	45,062.56
	x.	Deposit to Excess Funds Subaccount	1,400,764.01
	xi.	Released to Note Issuer upon Retirement of all Notes	0.00
	xii.	Aggregate Remittances as of Current Payment Date	39,336,532.47

5.	Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect
	to payments to be made on such Payment Date):

		Tranche

	i.	Tranche A-1	0.00
	ii.	Tranche A-2	63,644,740.00
	iii.	Tranche A-3	311,900,000.00
	iv.	Aggregate Outstanding Amount of all Tranches of Notes	375,544,740.00

		{Add Other Series as applicable}

	v.	Aggregate Outstanding Amount of all Tranches of Notes	375,544,740.00

	vi.	Excess Funds Subaccount Balance	1,400,764.01
	vii.	Capital Subaccount Balance	4,000,000.00
	viii.	Aggregate Collection Account Balance	5,400,764.01

6.	Subaccount Withdrawals as of Current Payment Date
	(if applicable, pursuant to Section 8.02(e) of Indenture):

	i.	Excess Funds Subaccount	3,831,432.57
	ii.	Capital Subaccount	4,045,062.56
	iii.	Total Withdrawals	7,876,495.13

			Exhibit B of Servicing Agreement

7.	Shortfalls In Interest and Principal Payments as of Current Payment Date:		0.00

	i.	Semi-annual Interest

		Tranche

	1.	Tranche A-1 Interest Payment	0.00
	2.	Tranche A-2 Interest Payment	0.00
	3.	Tranche A-3 Interest Payment	0.00
			0.00
		{Add Other Series as Applicable}

	ii.	Semi-annual Principal	0.00

		Tranche

	1.	Tranche A-1 Principal Payment	0.00
	2.	Tranche A-2 Principal Payment	0.00
	3.	Tranche A-3 Principal Payment	0.00
			0.00

		{Add Other Series as Applicable}

8.	Shortfalls in Required Subaccount Levels as of Current Payment Date:

	i.	Capital Subaccount	0.00
			0.00

IN WITNESS HEREOF, the undersigned has duly executed and delivered this Semi-Annual

Servicer’s Certificate this 31st day of May, 2019.

/s/ Renee V Hawkins

AEP TEXAS Inc., as Servicer
By: Renee V Hawkins
Title: Assistant Treasurer